Investments and loan receivable (Tables)	6 Months Ended
Jun. 30, 2020
Investments and loan receivable
Schedule of investments and loan receivable

	At June 30,	At December 31,
	2020	2019
Loan receivable - current	$15.0	$—
	$15.0	$—

Equity investments	$141.1	$145.6
Loan receivable	35.9	34.6
Warrants	2.9	3.0
	$179.9	$183.2

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Gain on change in the fair value of equity investments at FVTOCI	$42.6	$28.2	$1.9	$54.5
Deferred tax expense in other comprehensive income	(5.6)	(3.4)	(0.2)	(6.8)
Gain on change in the fair value of equity investments at FVTOCI, net of tax	$37.0	24.8	$1.7	$47.7